Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 33,750,000	$ 283,000	$ 300,000
Match funded advances	1,446,091,000
PREPAID EXPENSES AND OTHER ASSETS		2,860,003	13,750
Notes receivable - Rights to MSRs	177,730,000
Other assets	45,334,000	2,860,000
TOTAL ASSETS	1,702,905,000	3,143,000	313,750
LIABILITIES
Match funded liabilities	1,250,912,000
Accrued expenses		1,647,052	31,326
Dividends payable	3,058,000
Due to affiliates		1,487,090
Other liabilities	30,948,000	3,134,000
TOTAL LIABILITIES	1,284,918,000	3,134,000	31,326
COMMITMENTS AND CONTINGENCIES
Equity
Equity - Ordinary shares, $.01 par value; 200,000,000 and 5,000,000 shares authorized; 30,584,718 and 20,000 shares issued and outstanding at September 30, 2012 and December 31, 2011, respectively	306,000	200	200
Additional paid-in capital	415,155,000	300,000	300,000
Deficit accumulated during the development stage	3,889,000	(291,000)	(17,576)
Accumulated other comprehensive income (loss)	(1,363,000)
Total equity	417,987,000	9,000	282,000
Total liabilities and equity	$ 1,702,905,000	$ 3,143,000	$ 313,750